Investment Tax Credits	12 Months Ended
Dec. 31, 2022
Investment tax credits [Abstract]
Investment tax credits
11.

Investment tax credits
An amount recognized

in 2022 included

$
169,434

(2021 - $
202,472
) of investment

tax credits

earned in

the year,

as well
as $ Nil

(2021 -

$
706,000
) of

investment tax

credits earned

in prior years

that no

longer met

the criteria

for recognition

in
2021. $ 70,258

(2021 -

$
148,695
) of

the investment

tax credits

recognized in

the year was

recorded against

cost of

sales
and

services,

$
69,176

(2021

-

($
684,709
))

against

research

and

development

expenses

and

$
30,000

(2021 -

$
32,486 )
against selling general and administrative expenses.
Eligible

scientific

research

and

experimental

development

(“SR&ED”)

expenses

for

the

year

amounted

to

$
2,783,450
(2021 – $ 2,000,853
) less

investment

tax credits

of ($
169,434
) (2021

– ($
684,709
)), less

government grants

of $
296,043
(2021 – $ 149,575 ) totalling $ 2,317,973

(2021 – $
2,535,987 ).